Subsequent Events (Details) (Subsequent Event [Member], USD $)	1 Months Ended
Jul. 31, 2012
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of options exercised to acquire mining concessions	2
Number of mining concessions acquired	11
Amount of cash payment to acquire mining concessions	$ 1,693,000
Value added tax amount included with acquisition payment	$ 234,200